Derivative Financial Instruments and Hedging	12 Months Ended
Mar. 31, 2015
Derivative Financial Instruments and Hedging

27. Derivative Financial Instruments and Hedging

Risk management policy

The Company and its subsidiaries manage interest rate risk through asset and liability management systems. The Company and its subsidiaries use derivative financial instruments to hedge interest rate risk and avoid changes in interest rates that could have a significant adverse effect on the Company’s results of operations. As a result of interest rate changes, the fair value and/or cash flow of interest sensitive assets and liabilities will fluctuate. However, such fluctuation will generally be offset by using derivative financial instruments as hedging instruments. Derivative financial instruments that the Company and its subsidiaries use as part of the interest risk management include interest rate swaps.

The Company and its subsidiaries utilize foreign currency borrowings, foreign exchange contracts and foreign currency swap agreements to hedge exchange rate risk associated with certain transactions and investments denominated in foreign currencies. Similarly, overseas subsidiaries generally structure their liabilities to match the currency-denomination of assets in each region. A certain subsidiary holds option agreements, futures and foreign exchange contracts for the purpose of economic hedges against minimum guarantee risk of variable annuity and variable life insurance contracts.

By using derivative instruments, the Company and its subsidiaries are exposed to credit risk in the event of nonperformance by counterparties. The Company and its subsidiaries attempt to manage the credit risk by carefully evaluating the content of transactions and the quality of counterparties in advance and regularly monitoring the amount of notional principal, fair value, type of transaction and other factors pertaining to each counterparty.

(a) Cash flow hedges

The Company and its subsidiaries designate interest rate swap agreements, foreign currency swap agreements and foreign exchange contracts as cash flow hedges for variability of cash flows originating from floating rate borrowings and forecasted transactions and for exchange fluctuations. Net gains (losses) before deducting applicable taxes on derivative contracts were reclassified from accumulated other comprehensive income (loss) into earnings when earnings were affected by the variability in cash flows of the designated hedged item. The amounts of these net gains (losses) after deducting applicable taxes were net losses of ¥824 million, ¥915 million and ¥2,424 million during fiscal 2013, 2014 and 2015, respectively. The amount of net gains (losses), which represent the ineffectiveness of cash flow hedges, ¥69 million of losses, ¥269 million of gains and ¥510 million of gains were recorded in earnings for fiscal 2013, 2014 and 2015, respectively. The amount of net derivative losses, ¥1,641 million, included in accumulated other comprehensive income (loss), net of applicable income taxes at March 31, 2015 will be reclassified into earnings within fiscal 2016.

(b) Fair value hedges

The Company and its subsidiaries use financial instruments designated as fair value hedges to hedge their exposure to interest rate risk and foreign currency exchange risk. The Company and its subsidiaries designate foreign currency swap agreements and foreign exchange contracts to minimize foreign currency exposures on lease receivables, loan receivables, borrowings and others, denominated in foreign currency. The Company and its subsidiaries designate interest rate swap to hedge interest rate exposure of the fair values of loan receivables. The Company and certain overseas subsidiaries, which issued medium-term notes or bonds with fixed interest rates, use interest rate swap agreements to hedge interest rate exposure of the fair values of these medium-term notes or bonds. In cases where the medium-term notes were denominated in other than the subsidiaries’ local currencies, foreign currency swap agreements are used to hedge foreign exchange rate exposure. A certain overseas subsidiary uses foreign currency long-term-debt to hedge foreign exchange rate exposure from unrecognized firm commitment. For fiscal 2013, 2014 and 2015, net losses of ¥47 million, net losses of ¥20 million and net gains of ¥21 million, respectively of hedge ineffectiveness associated with instruments designated as fair value hedges were recorded in earnings.

(c) Hedges of net investment in foreign operations

The Company uses foreign exchange contracts, borrowings and bonds denominated in the subsidiaries’ local currencies to hedge the foreign currency exposure of the net investment in overseas subsidiaries. The gains and losses of these hedging instruments were recorded in foreign currency translation adjustments, which is a part of other comprehensive income (loss).

(d) Trading derivatives or derivatives not designated as hedging instruments

The Company and its subsidiaries engage in trading activities involving various future contracts. Therefore the Company and its subsidiaries are at various risks such as share price fluctuation risk, interest rate risk and foreign currency exchange risk. The Company and its subsidiaries check that these risks are below a certain level by using internal indicators and determine whether such contracts should be continued or not. The Company and its subsidiaries entered into interest rate swap agreements, foreign currency swap agreements and foreign exchange contracts for risk management purposes which are not qualified for hedge accounting under ASC 815 (“Derivatives and Hedging”). A certain subsidiary holds option agreements, futures and foreign exchange contracts for the purpose of economic hedges against minimum guarantee risk of variable annuity and variable life insurance contracts.

ASC 815-10-50 (“Derivatives and Hedging—Disclosures”) requires companies to disclose the fair value of derivative instruments and their gains (losses) in tabular format, as well as information about credit-risk-related contingent features in derivative agreements.

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2013 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(249)	Finance revenues/Interest expense	¥6	—	¥0
Foreign exchange contracts	(1,546)	Other (income) and expense, net	73	—	0
Foreign currency swap agreements	960	Finance revenues/Interest expense/ Other (income) and expense, net	(1,231)	Other (income) and expense, net	(69)

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥76	Finance revenues/Interest expense	¥(120)	Finance revenues/Interest expense
Foreign exchange contracts	(8,828)	Other (income) and expense, net	8,828	Other (income) and expense, net
Foreign currency swap agreements	(2,352)	Other (income) and expense, net	2,349	Other (income) and expense, net
Foreign currency long-term debt	172	Other (income) and expense, net	(172)	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(11,524)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥1,425	—	¥0
Borrowings and bonds in local currency	(19,637)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	3,464	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥8	Other (income) and expense, net
Futures	(504)	Gains on investment securities and dividends
Foreign exchange contracts	(236)	Gains on investment securities and dividends
Credit derivatives held/written	344	Other (income) and expense, net
Options held/written, and other	992	Other (income) and expense, net

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2014 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥945	Finance revenues/Interest expense	¥39	—	¥0
Foreign exchange contracts	(948)	Other (income) and expense, net	773	—	0
Foreign currency swap agreements	594	Finance revenues/Interest expense/Other (income) and expense, net	(2,025)	Other (income) and expense, net	269

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(2,296)	Finance revenues/Interest expense	¥2,276	Finance revenues/Interest expense
Foreign exchange contracts	(3,574)	Other (income) and expense, net	3,574	Other (income) and expense, net
Foreign currency swap agreements	(2,896)	Other (income) and expense, net	2,896	Other (income) and expense, net
Foreign currency long-term-debt	(1,609)	Other (income) and expense, net	1,609	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(23,638)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥(171)	—	¥0
Borrowings and bonds in local currency	(16,469)	—	0	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥5	Other (income) and expense, net
Futures	(167)	Gains on investment securities and dividends
Foreign exchange contracts	(406)	Gains on investment securities and dividends
Credit derivatives held/written	(506)	Other (income) and expense, net
Options written and other	(241)	Other (income) and expense, net

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2015 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(610)	Finance revenues/Interest expense	¥32	—	¥0
Foreign exchange contracts	(1,908)	Other (income) and expense, net	1,356	—	0
Foreign currency swap agreements	(1,438)	Finance revenues/Interest expense/Other (income) and expense, net	(4,528)	Other (income) and expense, net	510

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location

Interest rate swap agreements	¥(1,298)	Finance revenues/Interest expense	¥1,318	Finance revenues/Interest expense

Foreign exchange contracts	(26,863)	Other (income) and expense, net	26,863	Other (income) and expense, net

Foreign currency swap agreements	(3,398)	Other (income) and expense, net	3,399	Other (income) and expense, net

Foreign currency long-term-debt	(1,551)	Other (income) and expense, net	1,551	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(18,670)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥1,274	—	¥0
Borrowings and bonds in local currency	(6,968)	—	0	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(127)	Other (income) and expense, net
Futures	(10,262)	Gains on investment securities and dividends Life insurance premiums and related investment income*
Foreign exchange contracts	(3,463)	Gains on investment securities and dividends Life insurance premiums and related investment income* Other (income) and expense, net
Credit derivatives held	71	Other (income) and expense, net
Options held/written and other	(16,175)	Other (income) and expense, net Life insurance premiums and related investment income*

*	Futures, foreign exchange contracts and options held/written and other in the above table include losses arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the ended March 31, 2015 (see Note 23 “Life Insurance Operations”).

Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2014 and 2015 are as follows.

March 31, 2014

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥206,605	¥2,528	Other Assets	¥634	Other Liabilities
Futures, Foreign exchange contracts	370,243	1,018	Other Assets	4,708	Other Liabilities
Foreign currency swap agreements	93,276	3,534	Other Assets	7,176	Other Liabilities
Foreign currency long- term-debt	261,483	0	—	0	—
Trading derivatives or derivatives not designated as hedging instruments:
Options written and other	¥173,637	¥5,486	Other Assets	¥3,605	Other Liabilities
Futures, Foreign exchange contracts	65,094	56	Other Assets	472	Other Liabilities
Credit derivatives held/written	13,715	29	Other Assets	265	Other Liabilities

March 31, 2015

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥296,464	¥890	Other Assets	¥1,094	Other Liabilities
Futures, Foreign exchange contracts	581,510	5,281	Other Assets	11,016	Other Liabilities
Foreign currency swap agreements	104,058	6,411	Other Assets	9,788	Other Liabilities
Foreign currency long- term-debt	258,313	0	—	0	—
Trading derivatives or derivatives not designated as hedging instruments:
Interest rate swap agreements	¥3,000	¥0	—	¥127	Other Liabilities
Options held/written and other*	441,586	12,103	Other Assets	6,177	Other Liabilities
Futures, Foreign exchange contracts*	111,309	438	Other Assets	1,252	Other Liabilities
Credit derivatives held	9,013	0	—	165	Other Liabilities

*	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥265,094 million, futures contracts of ¥34,586 million and foreign exchange contracts of ¥13,415 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2015, respectively. Asset derivatives in the above table includes fair value of the options held and foreign exchange contracts before offsetting of ¥3,888 million and ¥92 million and liability derivatives includes fair value of the futures and foreign exchange contracts before offsetting of ¥690 million and ¥60 million at March 31, 2015, respectively.

Certain of the Company’s derivative instruments contain provisions that require the Company to maintain an investment grade credit rating from each of the major credit rating agencies. If the Company’s credit rating were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment on derivative instruments that are in net liability positions. There are no derivative instruments with credit-risk-related contingent features that were in a net liability position on March 31, 2014 and 2015.

ASC 815-10-50 (“Derivatives and Hedging—Disclosures”) requires sellers of credit derivatives to disclose additional information about credit- risk-related potential payment risk.

The Company and its subsidiaries have contracted credit derivatives for the purpose of trading. Details of credit derivatives written as of March 31, 2014 are as follows and there are no credit derivatives written as of March 31, 2015.

March 31, 2014

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company*	¥425	Less than four years	¥29

*	Underlying reference company’s credit ratings are Baa1 or better rated by rating agencies as of March 31, 2014.